Goodwill and Other Intangible Assets (Details) - Schedule of changes in the carrying amount of goodwill - Goodwill [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 27, 2021	Jun. 28, 2020
Goodwill [Line Items]
Balance	$ 724,932	$ 712,583
Balance	726,156	724,932
Goodwill resulting from acquisitions	2,350	10,942
Foreign currency translation adjustment	$ (1,126)	$ 1,407